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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-08415

Evergreen Fixed Income Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:	Registrant is making a quarterly filing for one of its series, Evergreen Ultra Short Opportunities Fund, for the quarter ended March 31, 2009. This series has June 30 fiscal year end.

Date of reporting period: March 31, 2009

Item 1 – Schedule of Investments

EVERGREEN ULTRA SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS

March 31, 2009 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 0.0%
FIXED-RATE 0.0%
GNMA, 6.50%, 10/15/2010 + (cost $316)	$319	$323

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES 1.3%
FHLMC, Ser. 2005-S001:
Class 1B2, 1.37%, 09/25/2035 +	1,753,048	387,055
Class 1B3, 1.72%, 09/25/2035 +	2,629,572	2,263,273

Total Agency Reperforming Mortgage-Backed Pass Through Securities (cost $4,332,698)		2,650,328

ASSET-BACKED SECURITIES 2.9%
Acacia CDO, Ltd.:
Ser. 08A, Class C, FRN, 3.59%, 08/10/2045 144A ☐ + •	4,036,672	225,933
Ser. 10A:
Class C, FRN, 2.58%, 09/07/2046 144A + •	10,411,286	104
Class D, FRN, 8.49%, 09/07/2046 144A + •	5,295,531	53
Altius Funding, Ltd., Ser. 2006-3A, Class C, FRN, 6.56%, 12/02/2041 144A + •	4,127,346	0
American Gen. Mtge. Loan Trust, Ser. 2003-1, Class M2, 4.69%, 04/25/2033 +	2,328,983	1,296,216
C-Bass, Ltd.:
Ser. 11A, Class C, FRN, 2.67%, 09/15/2039 144A +	5,000,000	104,350
Ser. 11A, Class D, FRN, 4.02%, 09/15/2039 144A +	3,562,500	55,539
Ser. 13A, Class C, FRN, 2.40%, 03/17/2040 144A +	1,500,000	55,335
Ser. 13A, Class D, FRN, 3.67%, 03/17/2040 144A +	3,464,025	123,250
Ser. 15A, Class C, FRN, 5.93%, 02/16/2041 144A + •	1,730,000	173
Credit-Based Asset Servicing and Securitization, LLC, Ser. 2003-CB3, Class AF1, 2.88%, 12/25/2032 +	506,793	203,295
Empire Funding Home Loan Owner Trust, Ser. 1998-2, Class M2, 7.93%, 06/25/2024 +	293,546	286,257
First Franklin Mtge. Loan NIM Corp., Ser. 2004-FFH3, Class N3, 8.00%, 12/25/2034 144A + •	2,686,056	0
Long Beach Asset Holdings Corp. NIM Trust:
Ser. 2005-WL1, Class N1, 5.19%, 06/25/2045 144A ☐ +	20,328	0
Ser. 2005-WL1, Class N2, 7.39%, 06/25/2046 144A ☐ + •	7,000,000	0
Ser. 2006-1, Class N1, 6.00%, 02/25/2046 144A ☐ + •	3,091,845	0
Ser. 2006-2, Class N1, 5.78%, 04/25/2046 144A ☐ + •	1,579,207	0
Ser. 2006-2, Class N2, 7.63%, 04/25/2046 144A ☐ + •	3,000,000	0
Nautilus RMBS CDO, Ltd.:
Ser. 2005-1A, Class A1J, FRN, 1.92%, 07/07/2040 144A +	1,801,903	166,784
Ser. 2005-1A, Class A2, FRN, 2.12%, 07/07/2040 144A +	3,603,806	202,750
Ser. 2005-1A, Class A3, FRN, 2.92%, 05/24/2035 144A +	11,171,798	470,780
Ser. 2005-2A, Class A3, FRN, 2.74%, 11/05/2040 144A ☐ + •	8,021,180	80
NovaStar ABS CDO, Ltd., Ser. 2007-1A, Class A2, FRN, 5.82%, 02/08/2047 144A + •	13,000,000	0
Option One CTS Adjustable Rate Mtge. Trust, Ser. 1996-1, Class A1, 6.90%, 04/25/2026 +	69,394	53,387
Renaissance Home Equity Loan Trust, Ser. 2006-2, Class N, 6.29%, 08/25/2036 144A ☐ +	850,550	64,642
Residential Asset Mtge. Products, Inc., Ser. 2001-RS1, Class AI4, 7.51%, 03/25/2031 +	975,700	682,229
Sandelman Realty Comml. Real Estate CDO, Ser. 2007-1A, Class A2, FRN, 0.92%, 03/23/2010 144A +	10,000,000	1,438,800
Telos CLO, Ltd., Ser. 2006-1A, Class D, FRN, 3.05%, 10/11/2021 144A +	4,000,000	280,440

Total Asset-Backed Securities (cost $112,409,749)		5,710,397

COMMERCIAL MORTGAGE-BACKED SECURITIES 0.1%
FLOATING-RATE 0.1%
Capmark, Ltd., Ser. 2006-7A, Class B, 0.93%, 08/15/2036 144A + (cost $4,500,000)	4,500,000	270,000

CORPORATE BONDS 2.0%
FINANCIALS 2.0%
Diversified Financial Services 2.0%
Emigrant Capital Trust I, FRN, 4.15%, 12/10/2033 144A ☐ + (cost $14,548,841)	14,500,000	3,994,808

1

EVERGREEN ULTRA SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued

March 31, 2009 (unaudited)
	Principal Amount	Value

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 5.8%
FIXED-RATE 0.9%
Countrywide Home Loans, Inc., Ser. 2006-J1, Class 1A5, 5.75%, 02/25/2036 +	$1,740,000	$903,547
DSLA NIM Corp., Ser. 2007-AR1, Class N2, 8.35%, 03/19/2037 144A ☐ +	382,457	187,863
Harborview NIM Corp.:
Ser. 2006-12, Class N2, 8.35%, 12/19/2036 144A ☐ + •	7,919,415	163,932
Ser. 2006-14, Class N2, 8.35%, 12/19/2036 144A ☐ + •	5,161,013	295,210
Ser. 2006-SB1, Class N1, 6.41%, 12/19/2036 144A ☐ + •	2,658,537	47,322
Ser. 2006-SB1, Class N2, 8.35%, 12/19/2036 144A ☐ + •	1,271,000	0
Ser. 2007-01A, Class N2, 8.35%, 03/19/2037 144A ☐ + •	10,151,953	202,024
Residential Accredit Loans, Inc. NIM Corp., Ser. 2006-Q04, Class N2, 7.63%, 04/25/2046 144A ☐ + •	387,227	24,240

		1,824,138

FLOATING-RATE 4.9%
Adjustable Rate Mtge. Trust, Ser. 2005-9, Class 4A2, 5.35%, 11/25/2035 ☐ +	5,472,630	1,283,643
Banc of America Funding Corp., Ser. 2006-D, Class 2A1, 5.66%, 05/20/2036 +	2,583,957	1,245,922
Countrywide Home Loans, Inc., Ser. 2004-HYB8, Class 1-M1, 4.41%, 01/20/2035 +	3,490,842	1,702,170
First Horizon Alternative Mtge. Securities, Ser. 2005-AA10, Class 2A1, 5.72%, 12/25/2035 +	1,972,428	1,019,808
Harborview Mtge. Loan Trust:
Ser. 2004-6, Class 1A, 2.55%, 08/19/2034 +	2,053,603	903,893
Ser. 2005-7, Class 1A2, 4.76%, 06/19/2045 +	9,264,772	2,549,468
Residential Accredit Loans, Inc., Ser. 2002, Class A7A, 0.92%, 09/25/2017 +	155,052	97,704
Washington Mutual Mtge. Securities Corp., Ser. 2005-AR3, Class A3, 4.64%, 03/25/2035 +	1,473,980	442,109
Washington Mutual, Inc., Ser. 2004-AR6, Class B2, 1.60%, 05/25/2044 +	1,888,930	576,634

		9,821,351

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $57,846,128)		11,645,489

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 13.3%
FIXED-RATE 2.5%
EquiFirst, Inc., Ser. 2004-2, Class N3, 7.87%, 10/25/2034 144A ☐ + •	1,121,995	0
First Horizon Mtge. Pass-Through Trust, Ser. 2005-AR4, Class 1A2, 4.64%, 09/25/2035 +	529,413	134,259
MASTR Adjustable Rate Mtge. Trust, Ser. 2003-1, Class 2A3, 4.65%, 12/25/2032 +	21,815	5,605
MASTR Alternative Loan Trust, Ser. 2005-2, Class 1A2, 6.50%, 03/25/2035 +	472,532	249,869
Nomura Asset Acceptance Corp. Reperforming Loan Trust, Ser. 2004-R2, Class A2, 7.00%, 10/25/2034 144A +	2,065,385	1,720,643
RBSGC Mtge. Loan Trust, Ser. 2005-RP1, Class 1B2, 5.79%, 12/25/2034 144A +	1,163,510	189,812
Structured Asset Securities Corp., Ser. 2006-RF4, Class 2A2, 6.00%, 10/25/2036 144A +	4,961,592	2,714,473

		5,014,661

FLOATING-RATE 10.8%
Banc of America Mtge. Securities, Inc.:
Ser. 2002-E, Class A1, 4.72%, 06/20/2031 +	991,133	778,029
Ser. 2002-K, Class 2A1, 4.97%, 10/20/2032 +	77,291	47,418
Countrywide Home Loans, Inc.:
Ser. 2004-23, Class A, 2.50%, 11/25/2034 +	4,434,318	1,962,985
Ser. 2004-HYB8, Class 5A1, 5.48%, 01/20/2035 +	1,474,464	876,027
Credit Suisse First Boston Mtge. Securities Corp.:
Ser. 2002-AR17, Class 2A1, 5.41%, 12/19/2039 +	56,524	40,562
Ser. 2003-AR20, Class A4, 4.75%, 08/25/2033 +	1,656,602	1,307,097
Ser. 2004-AR02, Class 3A1, 5.19%, 03/25/2034 +	571,330	418,408
DSLA Mtge. Loan Trust:
Ser. 2004-AR3, Class 1A1B, 4.11%, 07/19/2044 +	64,102	19,331
Ser. 2005-AR1, Class X2, IO, 2.83%, 03/19/2045 +	31,844,599	1,417,403
Ser. 2005-AR2, Class X2, IO, 2.91%, 03/19/2045 +	76,974,317	3,877,966
First Horizon Mtge. Pass-Through Trust, Ser. 2005-2, Class 3A2, IIFRN, 16.36%, 10/25/2032 +	930,639	1,530,416
Housing Securities, Inc., Ser. 92-Sl, Class A2, 3.99%, 05/25/2016 +	113,422	94,484
IMPAC Secured Assets Corp., Ser. 2005-1, Class 5A6, 0.83%, 07/25/2035 +	236,209	82,867

2

EVERGREEN ULTRA SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued

March 31, 2009 (unaudited)
	Principal Amount	Value

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
IndyMac INDX Mtge. Loan Trust:
Ser. 2004-AR14, Class AX2, IO, 0.72%, 01/25/2035 ☐ +	$28,537,092	$1,443,977
Ser. 2005-AR3, Class 4A1, 5.43%, 04/25/2035 +	2,838,659	1,607,042
Ser. 2005-AR8, Class AX2, IO, 3.21%, 04/25/2035 +	56,885,120	2,067,774
Ser. 2006-AR4, Class M6, 2.27%, 05/25/2046 +	4,000,000	98,263
MASTR Adjustable Rate Mtge. Trust:
Ser. 2004-1, Class 4A1, 6.32%, 01/25/2034 +	1,678,268	1,098,657
Ser. 2004-8, Class 7A1, 5.40%, 09/25/2034 +	3,525,682	2,303,645
Structured Adjustable Rate Mtge. Loan Trust, Ser. 2005-7, Class 7AX, IO, 0.95%, 03/25/2035 +	26,103,998	658,105
Structured Asset Securities Corp., Ser. 2003-37A, Class 7A, 5.61%, 12/25/2033 +	25,260	16,757

		21,747,213

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $47,575,414)		26,761,874

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE OBLIGATIONS 29.0%
FIXED-RATE 14.9%
Countrywide Alternative Loan Trust:
Ser. 2002-07, Class M, 7.00%, 08/25/2032 +	7,006,000	3,874,920
Ser. 2002-16, Class B1, 6.00%, 12/25/2032 +	2,262,519	1,345,882
Ser. 2002-18, Class M, 6.00%, 02/25/2033 +	4,975,431	2,667,492
Ser. 2002-28, Class M, 6.50%, 10/25/2032 +	4,020,408	2,782,830
Credit Suisse First Boston Mtge. Securities Corp., Ser. 2003-1, Class DB3, 6.56%, 02/25/2033 +	2,293,544	1,347,053
MASTR Resecuritization Trust:
Ser. 2004-1, 4.75%, 07/01/2033 ☐ +	3,574,408	1,733,159
Ser. 2004-2, 5.25%, 03/25/2034 ☐ +	9,138,316	3,845,129
Ser. 2004-3, 5.00%, 03/25/2034 ☐ +	5,349,617	1,960,314
Ser. 2005-2, 4.75%, 03/28/2034 ☐ +	6,340,233	2,498,686
Structured Asset Securities Corp.:
Ser. 2002-17, Class B1, 6.11%, 09/25/2032 +	1,756,545	1,379,555
Ser. 2002-17, Class B2, 6.11%, 09/25/2032 +	2,884,102	2,234,839
Ser. 2003-8, Class 2A3, 5.00%, 04/25/2033 +	368,795	257,644
Ser. 2005-4XS, Class 2A1A, 5.07%, 03/25/2035 +	848,526	405,901
Ser. 2005-RM1, Class A, IO, 5.00%, 03/25/2045 144A +	11,697,838	2,256,162
Washington Mutual, Inc., Ser. 2002-S5, Class B3, 6.39%, 09/25/2032 +	1,589,560	1,412,783

		30,002,349

FLOATING-RATE 14.1%
Banc of America Funding Corp.:
Ser. 2005-E, Class DB1, 5.36%, 06/20/2035 ☐ + @	10,379,205	1,524,809
Ser. 2005-E, Class DB2, 6.09%, 06/20/2035 ☐ + @	3,432,427	406,914
Banc of America Mtge. Securities, Inc.:
Ser. 2002-G, Class 2B3, 5.14%, 07/20/2032 +	318,912	100,932
Ser. 2002-K, Class B4, 4.70%, 10/20/2032 144A +	192,536	36,551
Ser. 2004-G, Class B3, 4.65%, 08/25/2034 +	3,430,925	860,144
Ser. 2004-H, Class B2, 4.69%, 09/25/2034 +	2,717,123	537,941
Ser. 2004-H, Class B3, 4.69%, 09/25/2035 +	1,462,691	494,971
Ser. 2004-I, Class B3, 4.71%, 10/25/2035 +	1,460,883	594,039
Countrywide Home Loans, Inc.:
Ser. 2004-HYB8, Class 1B1, 4.41%, 01/20/2035 +	2,374,043	890,575
Ser. 2004-HYB8, Class 1B2, 4.41%, 01/20/2035 +	1,815,644	632,619
Ser. 2004-HYB8, Class 1M2, 4.41%, 01/20/2035 +	3,072,325	1,415,420
Credit Suisse First Boston Mtge. Securities Corp.:
Ser. 2003-AR05, Class 1A2, 5.51%, 01/25/2033 +	8,651	2,853
Ser. 2003-AR05, Class 2A3, 5.14%, 01/25/2033 +	60,264	19,316
Ser. 2003-AR09, Class 1A3, 4.69%, 03/25/2033 +	2,662	902
Ser. 2003-AR15, Class 2A2, 4.75%, 06/25/2033 +	414,492	198,468
Ser. 2003-AR18, Class 2A4, 4.88%, 07/25/2033 +	204,082	136,172

3

EVERGREEN ULTRA SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued

March 31, 2009 (unaudited)
	Principal Amount	Value

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE OBLIGATIONS continued
FLOATING-RATE continued
Harborview Mtge. Loan Trust:
Ser. 2004-7, Class 2A2, 4.82%, 11/19/2034 +	$505,522	$259,346
Ser. 2004-7, Class B2, 5.14%, 11/19/2034 +	1,274,927	151,468
Ser. 2004-7, Class B3, 5.14%, 11/19/2034 ☐ +	3,295,265	273,392
Ser. 2005-8, Class 2B3, 3.98%, 02/19/2035 ☐ +	7,758,160	148,181
Ser. 2005-8, Class 2B4, 3.98%, 02/19/2035 +	5,104,516	668,334
Lehman Structured Securities Corp.:
Ser. 2004-2, Class M-2, 5.38%, 02/28/2033 144A +	1,893,742	1,339,802
Ser. 2004-2, Class M-3, 5.38%, 02/28/2033 144A +	2,373,754	893,979
MASTR Adjustable Rate Mtge. Trust:
Ser. 2004-1, Class B3, 5.68%, 02/25/2034 +	1,487,554	791,409
Ser. 2004-15, Class B3, 4.99%, 12/25/2034 +	2,976,745	1,498,761
Merrill Lynch Mtge. Investors, Inc., Ser. 2006-AF1, Class AV1B, 6.14%, 09/25/2036 +	3,192,362	1,042,799
MLCC Mtge. Investors Trust, Ser. 2003-G, Class B1, 4.24%, 01/25/2029 +	803,247	247,658
MortgageIT Trust:
Ser. 2005-4, Class B1, 1.62%, 10/25/2035 +	587,820	162,879
Ser. 2005-4, Class B2, 2.27%, 10/25/2035 +	587,820	115,788
Ser. 2005-4, Class M3, 1.09%, 10/25/2035 +	1,763,459	497,077
Ser. 2005-4, Class M4, 1.17%, 10/25/2035 +	944,038	229,336
Structured Adjustable Rate Mtge. Loan Trust:
Ser. 2004-08, Class B3, 4.85%, 07/25/2034 +	7,003,347	2,523,373
Ser. 2004-14, Class B6, 4.81%, 10/25/2034 ☐ +	4,374,920	503,116
Ser. 2004-16, Class 1A, 5.07%, 11/25/2034 +	8,301,046	4,728,176
Ser. 2004-16, Class B6, 5.32%, 11/25/2034 ☐ +	5,624,320	529,811
Ser. 2004-16, Class 1A3, 5.07%, 11/25/2034 +	614,892	171,059
Ser. 2004-18, Class 3A2, 5.37%, 12/25/2034 +	5,511,717	1,523,276
Ser. 2005-12, Class B4, 5.48%, 06/25/2035 +	2,714,968	130,203
Ser. 2005-12, Class B6, 5.58%, 06/25/2035 + •	2,848,137	132,552
Ser. 2006-7, Class 1A2, 5.78%, 08/25/2036 ☐ +	4,169,028	574,909
Structured Asset Mtge. Investments, Inc., Ser. 2003-AR2, Class B1, 1.56%, 12/19/2033 +	953,717	268,981
Structured Asset Securities Corp., Ser. 2004-2AC, Class B, 5.20%, 02/25/2034 +	486,122	203,541
Washington Mutual, Inc.:
Ser. 2004-AR2, Class B1, 3.03%, 04/25/2044 +	3,092,479	492,570
Ser. 2004-AR2, Class B2, 3.03%, 04/25/2044 +	2,679,790	292,821

		28,247,223

Total Whole Loan Subordinate Collateralized Mortgage Obligations (cost $167,538,828)		58,249,572

YANKEE OBLIGATIONS – CORPORATE 3.0%
FINANCIALS 3.0%
Diversified Financial Services 3.0%
MMCAPS Funding XIX, Ltd., FRN, 2.85%, 01/12/2038 144A +	1,000,000	10,600
Preferred Term Securities VIII, Ltd., FRN, 3.37%, 01/03/2033 144A +	10,000,000	597,400
Preferred Term Securities XI, Ltd., FRN, 2.92%, 09/24/2033 144A +	500,000	29,855
Preferred Term Securities XII, Ltd., FRN, 2.94%, 12/24/2033 144A +	20,900,000	1,248,357
Preferred Term Securities XIII, Ltd., FRN, 2.89%, 03/24/2034 144A +	6,000,000	358,320
Preferred Term Securities XIV, Ltd., FRN, 2.89%, 06/24/2034 144A +	8,820,000	755,962
Preferred Term Securities XXIII, Ltd., FRN:
1.52%, 12/22/2036 144A +	5,664,777	1,703,682
2.92%, 12/22/2036 144A +	11,249,962	671,735
Regional Diversified Funding, FRN, 2.48%, 01/25/2036 144A +	5,000,000	162,150
Trapeza CDO, LLC, Ser. 2004-7A, Class B1, FRN, 2.71%, 01/25/2035 144A	16,000,000	518,880

Total Yankee Obligations – Corporate (cost $84,092,343)		6,056,941

4

EVERGREEN ULTRA SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued

March 31, 2009 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS 42.6%
MUTUAL FUND SHARES 42.6%
Evergreen Institutional Money Market Fund, Class I, 0.76% ø q (cost $85,671,724)	85,671,724	$85,671,724

Total Investments (cost $578,516,041) 100.0%		201,011,456
Other Assets and Liabilities (100.0%)		(201,011,456)

Net Assets 0.0%		$0

•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
@	Security is currently paying interest in-kind.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
q	Rate shown is the 7-day annualized yield at period end.

Summary of Abbreviations
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FHLMC	Federal Home Loan Mortgage Corp.
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
IIFRN	Indexed Inverse Floating Rate Note
IO	Interest Only
MASTR	Mortgage Asset Securitization Transactions, Inc.
NIM	Net Interest Margin

On March 31, 2009, the aggregate cost of investments for federal income tax purposes was $578,631,167. The gross unrealized appreciation and depreciation on investments based on tax cost was $349,617 and $377,969,328, respectively, with a net unrealized depreciation of $377,619,711.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Valuation hierarchy

On July 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

	Investments in	Payable to
Valuation Inputs	Securities	affiliate

Level 1 – Quoted Prices	$85,671,724	$0
Level 2 – Other Significant Observable Inputs	110,884,426	0
Level 3 – Significant Unobservable Inputs	4,455,306	220,026,025

Total	$201,011,456	$220,026,025

5

EVERGREEN ULTRA SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued

March 31, 2009 (unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Payable to affiliate

Balance as of June 30, 2008	$36,860,342	$426,631,387
Realized gain (loss)	77,629	0
Change in unrealized appreciation (depreciation)	(12,794,214)	(206,605,362)
Net purchases (sales)	(15,057,779)	0
Transfers in and/or out of Level 3	(4,630,672)	0

Balance as of March 31, 2009	$4,455,306	$220,026,025

6

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Fixed Income Trust

By:	/s/ W. Douglas Munn
W. Douglas Munn Principal Executive Officer

Date: May 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn
W. Douglas Munn Principal Executive Officer

Date: May 26, 2009

By:	/s/ Kasey Phillips
Kasey Phillips Principal Financial Officer

Date: May 26, 2009